SUPPLEMENT DATED JANUARY 30, 2025 TO THE STATEMENTS OF ADDITIONAL INFORMATION
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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                   Polaris Platinum Elite Variable Annuity
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This supplement updates the above-referenced Statement of Additional
Information. Please read and keep it together with your Statement of Additional Information for future reference. You may obtain a free copy of a Statement of Additional Information by visiting www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

The following replaces the first paragraph under the section titled "SEPARATE ACCOUNT AND THE COMPANY" in your Statement of Additional Information:

The Variable Annuity Life Insurance Company ("VALIC" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on August 20, 1968. VALIC is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. ("Corebridge"). VALIC provides group and individual annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals.